UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104

13F File Number:

Peninsula Capital Management, LP is no longer the General Partner of Peninsula Fund L.P.. Since Peninsula Capital Management, LP is now the General Partner of Peninsula Fund L.P., it will file holdings reports henceforth.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California        May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13F File Number               Name

          None                               None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  119

Form 13F Information Table Value Total:  $375,764
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number     Name

    1.    028-11491                Peninsula Fund, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6      COL 7        COLUMN 8
                                                            VALUE      SHS OR    SH/     INVESTMENT     OTHR     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN     DISCRETION     MGRS  SOLE         SHARED
ALESCO FINL INC                COM              014485106    4,747       545,011 SH    SHARED-DEFINED    1                   545,011
ALESCO FINL INC                COM              014485106    2,052       235,551 SH         SOLE         0      235,551
AMERICAN OIL & GAS INC         COM              028723104    2,851       525,000 SH    SHARED-DEFINED    1                   525,000
AMERISAFE INC                  COM              03071H100      833        44,200 SH    SHARED-DEFINED    1                    44,200
AMERISAFE INC                  COM              03071H100      938        49,770 SH         SOLE         0       49,770
AMTRUST FINANCIAL SERVICES I   COM              032359309   15,622     1,479,345 SH    SHARED-DEFINED    1                 1,479,345
AMTRUST FINANCIAL SERVICES I   COM              032359309    8,367       792,350 SH         SOLE         0      792,350
ARENA RESOURCES INC            COM              040049108    9,308       185,705 SH    SHARED-DEFINED    1                   185,705
AUTOBYTEL INC                  COM              05275N106    3,540     1,000,000 SH    SHARED-DEFINED    1                 1,000,000
AUTOBYTEL INC                  COM              05275N106    4,602     1,300,000 SH         SOLE         1    1,300,000
BAKERS FOOTWEAR GROUP INC      COM              057465106      250        27,744 SH         SOLE         0       27,744
BAUER EDDIE HLDGS INC          COM              071625107   11,682     1,027,408 SH    SHARED-DEFINED    1                 1,027,408
BAUER EDDIE HLDGS INC          COM              071625107    4,567       401,675 SH         SOLE         0      401,675
C&D TECHNOLOGIES INC           COM              124661109      493        98,000 SH         SOLE         0       98,000
C&D TECHNOLOGIES INC           COM              124661109    3,251       646,360 SH    SHARED-DEFINED    1                   646,360
CACHE INC                      COM NEW          127150308    2,372       133,638 SH    SHARED-DEFINED    1                   133,638
CANADIAN SOLAR INC             COM              136635109    1,219       125,000 SH         SOLE         1      125,000
CANADIAN SUPERIOR ENERGY INC   COM              136644101      251       100,000 SH    SHARED-DEFINED    1                   100,000
CE FRANKLIN LTD                COM              125151100    2,335       250,000 SH    SHARED-DEFINED    1                   250,000
CEVA INC                       COM              157210105    7,607     1,052,098 SH    SHARED-DEFINED    1                 1,052,098
CEVA INC                       COM              157210105    1,064       147,162 SH         SOLE         0      147,162
CHESAPEAKE ENERGY CORP         COM              165167107    1,544        50,000 SH    SHARED-DEFINED    1                    50,000
CHOLESTECH CORP                COM              170393102    6,939       402,515 SH    SHARED-DEFINED    1                   402,515
CHOLESTECH CORP                COM              170393102    2,931       170,000 SH         SOLE         1      170,000
CHOLESTECH CORP                COM              170393102    2,863       166,067 SH         SOLE         0      166,067
CHORDIANT SOFTWARE INC         COM NEW          170404305      776        75,000 SH    SHARED-DEFINED    1                    75,000
CHORDIANT SOFTWARE INC         COM NEW          170404305      180        17,387 SH         SOLE         0       17,387
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204    6,690       304,800 SH    SHARED-DEFINED    1                   304,800
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204    1,633        74,400 SH         SOLE         0       74,400
CUTERA INC                     COM              232109108    3,619       100,000 SH    SHARED-DEFINED    1                   100,000
CYNOSURE INC                   CL A             232577205    2,885       100,000 SH    SHARED-DEFINED    1                   100,000
CYNOSURE INC                   CL A             232577205    1,443        50,000 SH         SOLE         1       50,000
DEVON ENERGY CORP NEW          COM              25179M103    1,731        25,000 SH    SHARED-DEFINED    1                    25,000
DIGIRAD CORP                   COM              253827109       64        13,780 SH    SHARED-DEFINED    1                    13,780
E Z EM INC                     COM NEW          269305405    1,609       100,000 SH         SOLE         1      100,000
E Z EM INC                     COM NEW          269305405    2,008       124,808 SH    SHARED-DEFINED    1                   124,808
ELECTROGLAS INC                COM              285324109    2,756     1,300,000 SH    SHARED-DEFINED    1                 1,300,000
ELECTROGLAS INC                COM              285324109    1,696       800,000 SH         SOLE         1      800,000
ELECTROGLAS INC                COM              285324109      877       413,889 SH         SOLE         0      413,889
ELOYALTY CORP                  COM NEW          290151307    7,219       379,374 SH    SHARED-DEFINED    1                   379,374
ELOYALTY CORP                  COM NEW          290151307    4,948       260,000 SH         SOLE         1      260,000
ELOYALTY CORP                  COM NEW          290151307    2,513       132,035 SH         SOLE         0      132,035
ERESEARCHTECHNOLOGY INC        COM              29481V108    2,358       300,000 SH    SHARED-DEFINED    1                   300,000
ERESEARCHTECHNOLOGY INC        COM              29481V108    2,358       300,000 SH         SOLE         1      300,000
ETRIALS WORLDWIDE INC          COM              29786P103    1,106       225,806 SH    SHARED-DEFINED    1                   225,806
EXPLORATION CO                 COM NEW          302133202    8,322       767,000 SH    SHARED-DEFINED    1                   767,000
EXPLORATION CO                 COM NEW          302133202      806        74,249 SH         SOLE         0       74,249
FIRST SOLAR INC                COM              336433107    1,040        20,000 SH    SHARED-DEFINED    1                    20,000
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108    1,999       362,160 SH    SHARED-DEFINED    1                   362,160
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108    1,415       256,359 SH         SOLE         0      256,359
GLOBECOMM SYSTEMS INC          COM              37956X103      803        75,000 SH    SHARED-DEFINED    1                    75,000
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW          38144H208    9,509     1,444,300 SH    SHARED-DEFINED    1                 1,444,300
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW          38144H208    3,292       500,000 SH         SOLE         0      500,000
GTSI CORP                      COM              36238K103   10,255       932,228 SH    SHARED-DEFINED    1                   932,228
GTSI CORP                      COM              36238K103    3,300       300,000 SH         SOLE         0      300,000
HOOPER HOLMES INC              COM              439104100      714       159,708 SH    SHARED-DEFINED    1                   159,708
IKANOS COMMUNICATIONS          COM              45173E105      805       103,645 SH    SHARED-DEFINED    1                   103,645
IKANOS COMMUNICATIONS          COM              45173E105    2,331       300,000 SH         SOLE         1      300,000
INTERVOICE INC NEW             COM              461142101    2,381       358,604 SH    SHARED-DEFINED    1                   358,604
INTERVOICE INC NEW             COM              461142101    1,082       162,886 SH         SOLE         0      162,886
IONA TECHNOLOGIES PLC          SPONSORED ADR    46206P109   15,660     2,493,621 SH    SHARED-DEFINED    1                 2,493,621
IONA TECHNOLOGIES PLC          SPONSORED ADR    46206P109    6,004       956,103 SH         SOLE         1      956,103
IONA TECHNOLOGIES PLC          SPONSORED ADR    46206P109    5,019       799,228 SH         SOLE         0      799,228
ISHARES TR                     NYSE 100INX FD   464287135   15,890       200,000 PUT   SHARED-DEFINED    1                     2,000
ISHARES TR                     NYSE 100INX FD   464287135    7,151        90,000 PUT   SHARED-DEFINED    1                       900
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107      869        48,040 SH    SHARED-DEFINED    1                    48,040
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107      905        50,000 SH         SOLE         1       50,000
KKR FINANCIAL CORP             COM              482476306    3,914       142,700 SH    SHARED-DEFINED    1                   142,700
KKR FINL CORP                  COM              482476306    1,097        40,000 SH         SOLE         0       40,000
KMG AMER CORP                  COM              482563103      556       120,000 SH    SHARED-DEFINED    1                   120,000
KMG AMER CORP                  COM              482563103      417        90,000 SH         SOLE         0       90,000
MEADOWBROOK INS GROUP INC      COM              58319P108      220        20,000 SH    SHARED-DEFINED    1                    20,000
MEDIWARE INFORMATION SYS INC   COM              584946107    4,510       497,813 SH    SHARED-DEFINED    1                   497,813
MEDIWARE INFORMATION SYS INC   COM              584946107      613        67,691 SH         SOLE         0       67,691
MEMC ELECTR MATLS INC          COM              552715104    6,664       110,000 SH    SHARED-DEFINED    1                   110,000
MICRON TECNOLOGY INC           COM              595112103    6,040       500,000 CALL  SHARED-DEFINED    1                     5,000
MICROSOFT CORP                 COM              594918104      697        25,000 CALL  SHARED-DEFINED    1                       250
MIVA INC                       COM              55311R108    3,708       965,740 SH    SHARED-DEFINED    1                   965,740
MIVA INC                       COM              55311R108    4,800     1,250,000 SH         SOLE         1    1,250,000
NEW YORK & CO INC              COM              649295102      947        60,000 SH    SHARED-DEFINED    1                    60,000
NOVATEL WIRELESS INC           COM NEW          66987M604    1,606       100,100 SH    SHARED-DEFINED    1                   100,100
ON SEMICONDUCTOR CORP          COM              682189105    1,784       200,000 SH         SOLE         1      200,000
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    3,594       200,000 SH         SOLE         1      200,000
OPTIUM CORP                    COM              68402T107      485        25,000 SH         SOLE         1       25,000
PIONEER NAT RES CO             COM              723787107    1,078        25,000 SH    SHARED-DEFINED    1                    25,000
PIONEER NAT RES CO             COM              723787107      862        20,000 SH         SOLE         0       20,000
PLX TECHNOLOGY INC             COM              693417107    5,710       586,251 SH    SHARED-DEFINED    1                   586,251
PLX TECHNOLOGY INC             COM              693417107    2,922       300,000 SH         SOLE         1      300,000
POMEROY IT SOLUTIONS INC       COM              731822102    2,360       261,619 SH    SHARED-DEFINED    1                   261,619
POWERWAVE TECHNOLOGIES INC     COM              739363109      569       100,000 SH         SOLE         1      100,000
QIMONDA AG                     SPONSORED ADR    746904101    1,795       125,000 SH         SOLE         1      125,000
QUADRAMED CORP                 COM              74730W101      304       100,100 SH    SHARED-DEFINED    1                   100,100
RADIANT SYSTEMS INC            COM              75025N102      766        58,788 SH    SHARED-DEFINED    1                    58,788
RCM TECHNOLOGIES INC           COM NEW          749360400      928       130,092 SH    SHARED-DEFINED    1                   130,092
SEAGATE TECHNOLOGY             SHS              G7945J104    3,495       150,000 SH    SHARED-DEFINED    1                   150,000
SHAW COMMUNICATIONS INC        CL B CONV        82028K200    3,692       100,000 SH    SHARED-DEFINED    1                   100,000
SHAW COMMUNICATIONS INC        CL B CONV        82028K200    1,864        50,500 SH         SOLE         0       50,500
SIERRA WIRELESS INC            COM              826516106    6,276       400,000 SH    SHARED-DEFINED    1                   400,000
SIERRA WIRELESS INC            COM              826516106    4,707       300,000 SH         SOLE         1      300,000
SIRENZA MICRODEVICES INC       COM              82966T106    3,448       400,000 SH         SOLE         1      400,000
SKYWORKS SOLUTIONS INC         COM              83088M102    1,725       300,000 SH    SHARED-DEFINED    1                   300,000
SKYWORKS SOLUTIONS INC         COM              83088M102    2,875       500,000 SH         SOLE         1      500,000
SM&A                           COM              78465D105      399        56,197 SH    SHARED-DEFINED    1                    56,197
SOURCE INTERLINK COS INC       COM NEW          836151209    9,699     1,445,413 SH    SHARED-DEFINED    1                 1,445,413
SPARTAN MTRS INC               COM              846819100    2,368       102,021 SH         SOLE         0      102,021
SUMTOTAL SYS INC               COM              866615107    3,192       400,000 SH    SHARED-DEFINED    1                   400,000
THORATEC CORP                  COM NEW          885175307    2,727       130,457 SH    SHARED-DEFINED    1                   130,457
TOREADOR RES CORP              COM              891050106    7,262       400,100 SH    SHARED-DEFINED    1                   400,100
TOREADOR RES CORP              COM              891050106      518        28,555 SH         SOLE         0       28,555
TRM CORP                       COM              872636105    2,949     1,057,013 SH    SHARED-DEFINED    1                 1,057,013
TRM CORP                       COM              872636105      279       100,000 SH         SOLE         0      100,000
UNITED RETAIL GROUP INC        COM              911380103    1,628       135,413 SH    SHARED-DEFINED    1                   135,413
VIGNETTE CORP                  COM NEW          926734401    2,375       127,883 SH    SHARED-DEFINED    1                   127,883
WEBSIDESTORY INC               COM              947685103   10,406       803,561 SH    SHARED-DEFINED    1                   803,561
WEBSIDESTORY INC               COM              947685103    7,123       550,000 SH         SOLE         1      550,000
WEBSITE PROS INC               COM              94769V105    6,168       684,572 SH    SHARED-DEFINED    1                   684,572
WEBSITE PROS INC               COM              94769V105    1,715       190,350 SH         SOLE         0      190,350
ZHONE TECHNOLOGIES INC NEW     COM              98950P108    1,148       925,640 SH    SHARED-DEFINED    1                   925,640
ZHONE TECHNOLOGIES INC NEW     COM              98950P108      992       800,000 SH         SOLE         1      800,000

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